EARNINGS (LOSS) PER SHARE (Detail Textuals) - shares shares in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share options [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	6,749	8,851	3,061
Restricted share units [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	6,749	8,851	3,061
Performance Share Units [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	6,749	8,851	3,061